Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
Intangible Assets and Goodwill
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2013			2012
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships	$43,966	$(38,110)	$5,856	$45,812	$(37,914)	$7,898
Noncompete agreements	4,594	(4,343)	251	7,094	(6,310)	784
Total finite-lived intangible assets	48,560	(42,453)	6,107	52,906	(44,224)	8,682
Indefinite-lived intangible assets:
Renewable investment advisory contracts	68,595	N/A	68,595	68,455	N/A	68,455
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	70,495	N/A	70,495	70,355	N/A	70,355
Goodwill	658,743	N/A	658,743	648,820	N/A	648,820
Total identifiable intangible assets and goodwill	$777,798	$(42,453)	$735,345	$772,081	$(44,224)	$727,857

The decrease of $4.3 million in the cost of the total finite-lived intangible assets at December 31, 2013 as compared to December 31, 2012 relates to the write-off of fully amortized customer relationship intangible assets and noncompete agreements relating to prior year acquisitions.

Amortization expense for finite-lived intangible assets was $2.6 million, $3.4 million and $7.0 million in 2013, 2012 and 2011, respectively. This expense was included in Intangible asset related on the Consolidated Statements of Income for each period.
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions
2014	$2.0
2015	$1.4
2016	$1.0
2017	$0.6
2018	$0.6

Goodwill at December 31, 2013 and 2012 was $658.7 million and $648.8 million, respectively. During 2013, Federated recorded goodwill primarily in connection with accruals related to contingent purchase price payments related to the 2008 acquisition of certain assets of Clover Capital Management, Inc., an investment manager that specializes in value investing (Clover Capital Acquisition). This acquisition was accounted for under the purchase method of accounting and therefore goodwill was recorded at the time the contingencies lapsed. See Note (18)(a) for additional information.